Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Guarantor Subsidiaries
Note 20 – Guarantor Subsidiaries

The Company’s 6.125% Notes due 2013,  the 6.875% Notes due 2015, the 7.75% Senior Subordinated Notes due 2020 and the 3.75% Convertible Notes due 2025 are fully and unconditionally guaranteed on an unsecured, joint and several basis by certain wholly-owned subsidiaries of the Company (the “Guarantor Subsidiaries”).  The following condensed consolidating financial data illustrates the composition of Omnicare, Inc. (“Parent”), the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries as of December 31, 2010 and 2009 for the balance sheets, as well as the statements of income and the statements of cash flows for each of the three years in the period ended December 31, 2010.  Management believes separate complete financial statements of the respective Guarantor Subsidiaries would not provide information that would be necessary for evaluating the sufficiency of the Guarantor Subsidiaries, and thus are not presented.  No consolidating/eliminating adjustments column is presented for the condensed consolidating statements of cash flows since there were no significant consolidating/eliminating adjustment amounts during the periods presented.
Note 20 – Guarantor Subsidiaries – Continued

Summary Consolidating Statements of Income
(in thousands)	For the years ended December 31,
2010:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries

Net sales	$-	$5,891,219	$139,451	$-	$6,030,670
Cost of sales	-	4,590,118	104,322	-	4,694,440
Gross profit	-	1,301,101	35,129	-	1,336,230
Selling, general and administrative expenses	9,569	722,789	15,250	-	747,608
Provision for doubtful accounts	-	134,391	2,239	-	136,630
Restructuring and other related charges	-	17,165	-	-	17,165
Settlement, litigation and other related charges	-	113,709	-	-	113,709
Goodwill and other asset impairment charges	-	22,884	-	-	22,884
Separation, benefit plan termination and related costs	-	64,760	-	-	64,760
Other miscellaneous charges	-	44,320	-	-	44,320
Operating (loss) income	(9,569)	181,083	17,640	-	189,154
Investment income	939	8,671	-	-	9,610
Interest expense, including amortization of discount on convertible notes	(163,864)	(1,392)	-	-	(165,256)
(Loss) income from continuing operations before income taxes	(172,494)	188,362	17,640	-	33,508
Income tax (benefit) expense	(64,478)	82,225	1,297	-	19,044
(Loss) income from continuing operations	(108,016)	106,137	16,343	-	14,464
Loss from discontinued operations	-	(85,684)	(34,889)	-	(120,573)
Equity in net income of subsidiaries	1,907	-	-	(1,907)	-
Net income (loss)	$(106,109)	$20,453	$(18,546)	$(1,907)	$(106,109)
2009:

Net sales	$-	$5,871,171	$129,882	$-	$6,001,053
Cost of sales	-	4,459,310	107,527	-	4,566,837
Gross profit	-	1,411,861	22,355	-	1,434,216
Selling, general and administrative expenses	14,875	743,728	7,569	-	766,172
Provision for doubtful accounts	-	90,636	1,859	-	92,495
Restructuring and other related charges	-	19,814	-	-	19,814
Settlement, litigation and other related charges	-	77,449	-	-	77,449
Other miscellaneous charges	-	8,535	-	-	8,535
Operating (loss) income	(14,875)	471,699	12,927	-	469,751
Investment income	886	8,784	-	-	9,670
Interest expense, including amortization of discount on convertible notes	(146,841)	(1,029)	-	-	(147,870)
(Loss) income from continuing operations before income taxes	(160,830)	479,454	12,927	-	331,551
Income tax (benefit) expense	(61,324)	154,158	4,022	-	96,856
(Loss) income from continuing operations	(99,506)	325,296	8,905	-	234,695
Loss from discontinued operations	-	(12,279)	(10,493)	-	(22,772)
Equity in net income of subsidiaries	311,429	-	-	(311,429)	-
Net income (loss)	$211,923	$313,017	$(1,588)	$(311,429)	$211,923
2008:

Net sales	$-	$5,845,793	$146,657	$-	$5,992,450
Cost of sales	-	4,399,119	119,526	-	4,518,645
Gross profit	-	1,446,674	27,131	-	1,473,805
Selling, general and administrative expenses	16,007	831,669	6,806	-	854,482
Provision for doubtful accounts	-	104,369	1,871	-	106,240
Restructuring and other related charges	-	34,089	-	-	34,089
Settlement, litigation and other related charges	-	99,267	-	-	99,267
Other miscellaneous charges	-	914	-	-	914
Operating (loss) income	(16,007)	376,366	18,454	-	378,813
Investment income	1,584	8,198	-	-	9,782
Interest expense, including amortization of discount on convertible notes	(164,175)	(1,784)	(3,026)	-	(168,985)
(Loss) income from continuing operations before income taxes	(178,598)	382,780	15,428	-	219,610
Income tax (benefit) expense	(69,083)	151,480	5,912	-	88,309
(Loss) income from continuing operations	(109,515)	231,300	9,516	-	131,301
Income from discontinued operations	-	9,090	82	-	9,172
Equity in net income of subsidiaries	249,988	-	-	(249,988)	-
Net income	$140,473	$240,390	$9,598	$(249,988)	$140,473

Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Balance Sheets
(in thousands)

As of December 31, 2010:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries

ASSETS
Cash and cash equivalents	$460,778	$17,598	$16,108	$-	$494,484
Restricted cash	-	2,019	-	-	2,019
Accounts receivable, net (including intercompany)	-	997,585	25,085	(10,847)	1,011,823
Inventories	-	411,256	7,709	-	418,965
Deferred income tax benefits, net-current	-	145,886	5,198	(440)	150,644
Other current assets	538	319,268	12,801	-	332,607
Current assets - discontinued operations	-	41,366	5,888	-	47,254
Total current assets	461,316	1,934,978	72,789	(11,287)	2,457,796
Properties and equipment, net	-	200,442	4,275	-	204,717
Goodwill	-	4,154,723	80,098	-	4,234,821
Identifiable intangible assets, net	-	250,843	8,966	-	259,809
Other noncurrent assets	47,695	108,938	308	-	156,941
Noncurrent assets - discontinued operations	-	40,952	8,377	-	49,329
Investment in subsidiaries	5,763,499	-	-	(5,763,499)	-
Total assets	$6,272,510	$6,690,876	$174,813	$(5,774,786)	$7,363,413

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$36,203	$525,819	$20,718	$(10,847)	$571,893
Current liabilities - discontinued operations	-	11,645	10,716	-	22,361
Long-term debt, notes and convertible debentures	2,096,333	10,425	-	-	2,106,758
Deferred income tax liabilities, net-noncurrent	319,740	404,493	13,590	(440)	737,383
Other noncurrent liabilities	4,290	104,784	-	-	109,074
Stockholders’ equity	3,815,944	5,633,710	129,789	(5,763,499)	3,815,944
Total liabilities and stockholders’ equity	$6,272,510	$6,690,876	$174,813	$(5,774,786)	$7,363,413

As of December 31, 2009:	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries

ASSETS
Cash and cash equivalents	$230,866	$32,202	$12,639	$-	$275,707
Restricted cash	-	15,264	-	-	15,264
Accounts receivable, net (including intercompany)	-	1,169,809	19,221	(5,886)	1,183,144
Inventories	-	361,156	7,321	-	368,477
Deferred income tax benefits, net-current	-	117,354	49	(4,497)	112,906
Other current assets	1,026	179,940	1,613	-	182,579
Current assets - discontinued operations	-	73,246	8,284	-	81,530
Total current assets	231,892	1,948,971	49,127	(10,383)	2,219,607
Properties and equipment, net	-	200,247	3,600	-	203,847
Goodwill	-	4,074,327	77,928	-	4,152,255
Identifiable intangible assets, net	-	284,482	9,349	-	293,831
Other noncurrent assets	29,930	250,098	49	-	280,077
Noncurrent assets - discontinued operations	-	150,707	23,780	-	174,487
Investment in subsidiaries	5,984,872	-	-	(5,984,872)	-
Total assets	$6,246,694	$6,908,832	$163,833	$(5,995,255)	$7,324,104

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$144,793	$453,232	$3,508	$(5,886)	$595,647
Current liabilities - discontinued operations	-	11,706	10,464	-	22,170
Long-term debt, notes and convertible debentures	1,975,786	4,450	3	-	1,980,239
Deferred income tax liabilities, net-noncurrent	250,122	317,105	11,416	(4,497)	574,146
Other noncurrent liabilities	-	275,909	-	-	275,909
Stockholders’ equity	3,875,993	5,846,430	138,442	(5,984,872)	3,875,993
Total liabilities and stockholders’ equity	$6,246,694	$6,908,832	$163,833	$(5,995,255)	$7,324,104
Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Statements of Cash Flows

(in thousands)	For the year ended December 31,
2010	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries

Cash flows from operating activities:
Net cash flows from / (used in) operating activities	$(86,774)	$443,924	$11,465	$368,615

Cash flows from investing activities:
Acquisition of businesses, net of cash received	-	(111,812)	-	(111,812)
Capital expenditures	-	(22,496)	(1,021)	(23,517)
Transfer of cash to trusts for employee health and
severance costs, net of payments out of the trust	-	11,082	-	11,082
Other	-	(1,791)	(14)	(1,805)
Net cash flows used in investing activities	-	(125,017)	(1,035)	(126,052)

Cash flows from financing activities:
Net payments on revolving credit facilities and term A loan	(125,000)	-	-	(125,000)
Proceeds from long-term borrowings and obligations	975,000	-	-	975,000
Payments on long-term borrowings and obligations	(726,533)	-	-	(726,533)
Fees paid for financing activities	(33,249)	-	-	(33,249)
Increase in cash overdraft balance	9,744	8,477	-	18,221
Payments for Omnicare common stock repurchase	(100,942)	-	-	(100,942)
Payments for stock awards and exercise of stock
options, net of stock tendered in payment	(13,989)	-	-	(13,989)
Excess tax benefits from stock-based compensation	679	-	-	679
Dividends paid	(12,839)	-	-	(12,839)
Other	343,815	(342,706)	(1,109)	-
Net cash flows from / (used in) financing activities	316,686	(334,229)	(1,109)	(18,652)

Effect of exchange rate changes on cash	-	(120)	(5,848)	(5,968)

Net increase (decrease) in cash and cash equivalents	229,912	(15,442)	3,473	217,943
Less increase (decrease) in cash and cash
equivalents of discontinued operations	-	(838)	4	(834)
Increase (decrease) in cash and cash equivalents
of continuing operations	229,912	(14,604)	3,469	218,777
Cash and cash equivalents at beginning of year	230,866	32,202	12,639	275,707
Cash and cash equivalents at end of year	$460,778	$17,598	$16,108	$494,484
Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Statements of Cash Flows - Continued

(in thousands)	For the year ended December 31,
2009	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries

Cash flows from operating activities:
Net cash flows from / (used in) operating activities	$(64,390)	$553,249	$(5,065)	$483,794

Cash flows from investing activities:
Acquisition of businesses, net of cash received	-	(92,889)	-	(92,889)
Capital expenditures	-	(28,412)	(819)	(29,231)
Transfer of cash to trusts for employee health and
severance costs, net of payments out of the trust	-	(10,547)	-	(10,547)
Other	-	(12,170)	-	(12,170)
Net cash flows used in investing activities	-	(144,018)	(819)	(144,837)

Cash flows from financing activities:
Payments on line of credit facilities, term A loan and notes payable	(275,000)	-	-	(275,000)
Payments on long-term borrowings and obligations	(1,592)	-	-	(1,592)
(Decrease) increase in cash overdraft balance	(819)	182	-	(637)
Payments for stock awards and exercise of stock
options, net of stock tendered in payment	9,666	-	-	9,666
Excess tax benefits from stock-based compensation	2,367	-	-	2,367
Dividends paid	(10,733)	-	-	(10,733)
Other	420,404	(418,483)	(2,400)	(479)
Net cash flows from / (used in) financing activities	144,293	(418,301)	(2,400)	(276,408)

Effect of exchange rate changes on cash	-	-	(1,099)	(1,099)

Net increase (decrease) in cash and cash equivalents	79,903	(9,070)	(9,383)	61,450
Less increase (decrease) in cash and cash
equivalents of discontinued operations	-	412	(3)	409
Increase (decrease) in cash and cash equivalents
of continuing operations	79,903	(9,482)	(9,380)	61,041
Cash and cash equivalents at beginning of year	150,963	41,684	22,019	214,666
Cash and cash equivalents at end of year	$230,866	$32,202	$12,639	$275,707
Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Statements of Cash Flows - Continued

(in thousands)	For the year ended December 31,
2008	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries

Cash flows from operating activities:
Net cash flows from / (used in) operating activities	$(73,175)	$515,417	$(4,045)	$438,197

Cash flows from investing activities:
Acquisition of businesses, net of cash received	-	(225,710)	-	(225,710)
Capital expenditures	-	(57,084)	43	(57,041)
Transfer of cash to trusts for employee health and
severance costs, net of payments out of the trust	-	847	-	847
Other	-	(3,389)	-	(3,389)
Net cash flows from / (used in) investing activities	-	(285,336)	43	(285,293)

Cash flows from financing activities:
Borrowings on line of credit facilities	396,000	-	-	396,000
Payments on line of credit facilities, term A loan and notes payable	(446,000)	-	(39,081)	(485,081)
(Payments) proceeds on long-term borrowings and obligations	(3,193)	360	-	(2,833)
(Decrease) increase in cash overdraft balance	(5,723)	274	-	(5,449)
Payments for Omnicare common stock repurchase	(100,165)	-	-	(100,165)
Payments for stock awards and exercise of stock
options, net of stock tendered in payment	(1,390)	-	-	(1,390)
Excess tax benefits from stock-based compensation	963	-	-	963
Dividends paid	(10,751)	-	-	(10,751)
Other	203,300	(244,009)	40,349	(360)
Net cash flows from / (used in) financing activities	33,041	(243,375)	1,268	(209,066)

Effect of exchange rate changes on cash	-	-	(3,196)	(3,196)

Net decrease in cash and cash equivalents	(40,134)	(13,294)	(5,930)	(59,358)
Less increase (decrease) in cash and cash
equivalents of discontinued operations	-	310	(134)	176
Decrease in cash and cash equivalents
of continuing operations	(40,134)	(13,604)	(5,796)	(59,534)
Cash and cash equivalents at beginning of year	191,097	55,288	27,815	274,200
Cash and cash equivalents at end of year	$150,963	$41,684	$22,019	$214,666

The Company’s 3.25% Convertible Debentures due 2035 are fully and unconditionally guaranteed on an unsecured basis by Omnicare Purchasing Company, LP, a wholly-owned subsidiary of the Company (the “Guarantor Subsidiary”).  The following condensed consolidating financial data illustrates the composition of Omnicare, Inc. (“Parent”), the Guarantor Subsidiary and the Non-Guarantor Subsidiaries as of December 31, 2010 and 2009 for the balance sheets, as well as the statements of income and the statements of cash flows for each of the three years in the period ended December 31, 2010.  Management believes separate complete financial statements of the respective Guarantor Subsidiary would not provide information that would be necessary for evaluating the sufficiency of the Guarantor Subsidiary, and thus are not presented.  The Guarantor Subsidiary does not have any material net cash flows in the condensed consolidating statements of cash flows.  No consolidating/eliminating adjustments column is presented for the condensed consolidating statements of cash flows since there were no significant consolidating/eliminating adjustment amounts during the periods presented.
Note 20 – Guarantor Subsidiaries – Continued

Summary Consolidating Statements of Income

(in thousands)	For the years ended December 31,
2010:	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries

Net sales	$-	$-	$6,030,670	$-	$6,030,670
Cost of sales	-	-	4,694,440	-	4,694,440
Gross profit	-	-	1,336,230	-	1,336,230
Selling, general and administrative expenses	9,569	1,403	736,636	-	747,608
Provision for doubtful accounts	-	-	136,630	-	136,630
Restructuring and other related charges	-	-	17,165	-	17,165
Settlement, litigation and other related charges	-	-	113,709	-	113,709
Goodwill and other asset impairment charges	-	-	22,884	-	22,884
Separation, benefit plan termination and related costs	-	-	64,760	-	64,760
Other miscellaneous charges	-	-	44,320	-	44,320
Operating (loss) income	(9,569)	(1,403)	200,126	-	189,154
Investment income	939	-	8,671	-	9,610
Interest expense, including amortization of discount on convertible notes	(163,864)	-	(1,392)	-	(165,256)
(Loss) income from continuing operations before income taxes	(172,494)	(1,403)	207,405	-	33,508
Income tax (benefit) expense	(64,478)	(524)	84,046	-	19,044
(Loss) income from continuing operations	(108,016)	(879)	123,359	-	14,464
Loss from discontinued operations	-	-	(120,573)	-	(120,573)
Equity in net income of subsidiaries	1,907	-	-	(1,907)	-
Net income (loss)	$(106,109)	$(879)	$2,786	$(1,907)	$(106,109)
2009:

Net sales	$-	$-	$6,001,053	$-	$6,001,053
Cost of sales	-	-	4,566,837	-	4,566,837
Gross profit	-	-	1,434,216	-	1,434,216
Selling, general and administrative expenses	14,875	1,425	749,872	-	766,172
Provision for doubtful accounts	-	-	92,495	-	92,495
Restructuring and other related charges	-	-	19,814	-	19,814
Settlement, litigation and other related charges	-	-	77,449	-	77,449
Other miscellaneous charges	-	-	8,535	-	8,535
Operating (loss) income	(14,875)	(1,425)	486,051	-	469,751
Investment income	886	-	8,784	-	9,670
Interest expense, including amortization of discount on convertible notes	(146,841)	-	(1,029)	-	(147,870)
(Loss) income from continuing operations before income taxes	(160,830)	(1,425)	493,806	-	331,551
Income tax (benefit) expense	(61,324)	(543)	158,723	-	96,856
(Loss) income from continuing operations	(99,506)	(882)	335,083	-	234,695
Loss from discontinued operations	-	-	(22,772)	-	(22,772)
Equity in net income of subsidiaries	311,429	-	-	(311,429)	-
Net income (loss)	$211,923	$(882)	$312,311	$(311,429)	$211,923
2008:

Net sales	$-	$-	$5,992,450	$-	$5,992,450
Cost of sales	-	-	4,518,645	-	4,518,645
Gross profit	-	-	1,473,805	-	1,473,805
Selling, general and administrative expenses	16,007	1,343	837,132	-	854,482
Provision for doubtful accounts	-	-	106,240	-	106,240
Restructuring and other related charges	-	-	34,089	-	34,089
Settlement, litigation and other related charges	-	-	99,267	-	99,267
Other miscellaneous charges	-	-	914	-	914
Operating (loss) income	(16,007)	(1,343)	396,163	-	378,813
Investment income	1,584	-	8,198	-	9,782
Interest expense, including amortization of discount on convertible notes	(164,175)	-	(4,810)	-	(168,985)
(Loss) income from continuing operations before income taxes	(178,598)	(1,343)	399,551	-	219,610
Income tax (benefit) expense	(69,083)	(522)	157,914	-	88,309
(Loss) income from continuing operations	(109,515)	(821)	241,637	-	131,301
Income from discontinued operations	-	-	9,172	-	9,172
Equity in net income of subsidiaries	249,988	-	-	(249,988)	-
Net income (loss)	$140,473	$(821)	$250,809	$(249,988)	$140,473

Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Balance Sheets
(in thousands)

As of December 31, 2010:	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries

ASSETS
Cash and cash equivalents	$460,778	$-	$33,706	$-	$494,484
Restricted cash	-	-	2,019	-	2,019
Accounts receivable, net (including intercompany)	-	68	1,011,755	-	1,011,823
Inventories	-	-	418,965	-	418,965
Deferred income tax benefits, net-current	-	-	151,084	(440)	150,644
Other current assets	538	-	332,069	-	332,607
Current assets - discontinued operations	-	-	47,254	-	47,254
Total current assets	461,316	68	1,996,852	(440)	2,457,796
Properties and equipment, net	-	16	204,701	-	204,717
Goodwill	-	19	4,234,802	-	4,234,821
Identifiable intangible assets, net	-	-	259,809	-	259,809
Other noncurrent assets	47,695	-	109,246	-	156,941
Noncurrent assets - discontinued operations	-	-	49,329	-	49,329
Investment in subsidiaries	5,763,499	-	-	(5,763,499)	-
Total assets	$6,272,510	$103	$6,854,739	$(5,763,939)	$7,363,413

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$36,203	$-	$535,690	$-	$571,893
Current liabilities - discontinued operations	-	-	22,361	-	22,361
Long-term debt, notes and convertible debentures	2,096,333	-	10,425	-	2,106,758
Deferred income tax liabilities, net-noncurrent	319,740	-	418,083	(440)	737,383
Other noncurrent liabilities	4,290	-	104,784	-	109,074
Stockholders’ equity	3,815,944	103	5,763,396	(5,763,499)	3,815,944
Total liabilities and stockholders’ equity	$6,272,510	$103	$6,854,739	$(5,763,939)	$7,363,413

As of December 31, 2009:	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	Omnicare, Inc. and Subsidiaries

ASSETS
Cash and cash equivalents	$230,866	$-	$44,841	$-	$275,707
Restricted cash	-	-	15,264	-	15,264
Accounts receivable, net (including intercompany)	-	69	1,183,144	(69)	1,183,144
Inventories	-	-	368,477	-	368,477
Deferred income tax benefits, net-current	-	-	117,403	(4,497)	112,906
Other current assets	1,026	-	181,553	-	182,579
Current assets - discontinued operations	-	-	81,530	-	81,530
Total current assets	231,892	69	1,992,212	(4,566)	2,219,607
Properties and equipment, net	-	19	203,828	-	203,847
Goodwill	-	-	4,152,255	-	4,152,255
Identifiable intangible assets, net	-	-	293,831	-	293,831
Other noncurrent assets	29,930	19	250,128	-	280,077
Noncurrent assets - discontinued operations	-	-	174,487	-	174,487
Investment in subsidiaries	5,984,872	-	7,222	(5,992,094)	-
Total assets	$6,246,694	$107	$7,073,963	$(5,996,660)	$7,324,104

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities (including intercompany)	$144,793	$5	$450,918	$(69)	$595,647
Current liabilities - discontinued operations	-	-	22,170	-	22,170
Long-term debt, notes and convertible debentures	1,975,786	-	4,453	-	1,980,239
Deferred income tax liabilities, net-noncurrent	250,122	-	328,521	(4,497)	574,146
Other noncurrent liabilities	-	-	275,909	-	275,909
Stockholders’ equity	3,875,993	102	5,991,992	(5,992,094)	3,875,993
Total liabilities and stockholders’ equity	$6,246,694	$107	$7,073,963	$(5,996,660)	$7,324,104

Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Statements of Cash Flows

(in thousands)	For the year ended December 31,
2010	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries

Cash flows from operating activities:
Net cash flows from / (used in) operating activities	$(86,774)	$-	$455,389	$368,615

Cash flows from investing activities:
Acquisition of businesses, net of cash received	-	-	(111,812)	(111,812)
Capital expenditures	-	-	(23,517)	(23,517)
Transfer of cash to trusts for employee health and
severance costs, net of payments out of the trust	-	-	11,082	11,082
Other	-	-	(1,805)	(1,805)
Net cash flows used in investing activities	-	-	(126,052)	(126,052)

Cash flows from financing activities:
Net payments on revolving credit facilities and term A loan	(125,000)	-	-	(125,000)
Proceeds from long-term borrowings and obligations	975,000	-	-	975,000
Payments on long-term borrowings and obligations	(726,533)	-	-	(726,533)
Fees paid for financing activities	(33,249)	-	-	(33,249)
Increase in cash overdraft balance	9,744	-	8,477	18,221
Payments for Omnicare common stock repurchase	(100,942)	-	-	(100,942)
Payments for stock awards and exercise of stock
options, net of stock tendered in payment	(13,989)	-	-	(13,989)
Excess tax benefits from stock-based compensation	679	-	-	679
Dividends paid	(12,839)	-	-	(12,839)
Other	343,815	-	(343,815)	-
Net cash flows from / (used in) financing activities	316,686	-	(335,338)	(18,652)

Effect of exchange rate changes on cash	-	-	(5,968)	(5,968)

Net increase / (decrease) in cash and cash equivalents	229,912	-	(11,969)	217,943
Less decrease in cash and cash equivalents
of discontinued operations	-	-	(834)	(834)
Increase / (decrease) in cash and cash equivalents
of continuing operations	229,912	-	(11,135)	218,777
Cash and cash equivalents at beginning of year	230,866	-	44,841	275,707
Cash and cash equivalents at end of year	$460,778	$-	$33,706	$494,484

Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Statements of Cash Flows - Continued

(in thousands)	For the year ended December 31,
2009	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries

Cash flows from operating activities:
Net cash flows from / (used in) operating activities	$(64,390)	$-	$548,184	$483,794

Cash flows from investing activities:
Acquisition of businesses, net of cash received	-	-	(92,889)	(92,889)
Capital expenditures	-	-	(29,231)	(29,231)
Transfer of cash to trusts for employee health and
severance costs, net of payments out of the trust	-	-	(10,547)	(10,547)
Other	-	-	(12,170)	(12,170)
Net cash flows used in investing activities	-	-	(144,837)	(144,837)

Cash flows from financing activities:
Payments on line of credit facilities, term A loan and notes payable	(275,000)	-	-	(275,000)
Payments on long-term borrowings and obligations	(1,592)	-	-	(1,592)
(Decrease) increase in cash overdraft balance	(819)	-	182	(637)
Payments for stock awards and exercise of stock
options, net of stock tendered in payment	9,666	-	-	9,666
Excess tax benefits from stock-based compensation	2,367	-	-	2,367
Dividends paid	(10,733)	-	-	(10,733)
Other	420,404	-	(420,883)	(479)
Net cash flows from / (used in) financing activities	144,293	-	(420,701)	(276,408)

Effect of exchange rate changes on cash	-	-	(1,099)	(1,099)

Net increase (decrease) in cash and cash equivalents	79,903	-	(18,453)	61,450
Less increase in cash and cash equivalents
of discontinued operations	-	-	409	409
Increase (decrease) in cash and cash equivalents
of continuing operations	79,903	-	(18,862)	61,041
Cash and cash equivalents at beginning of year	150,963	-	63,703	214,666
Cash and cash equivalents at end of year	$230,866	$-	$44,841	$275,707

Note 20 – Guarantor Subsidiaries – Continued

Condensed Consolidating Statements of Cash Flows - Continued

(in thousands)	For the year ended December 31,
2008	Parent	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Omnicare, Inc. and Subsidiaries

Cash flows from operating activities:
Net cash flows from / (used in) operating activities	$(73,175)	$-	$511,372	$438,197

Cash flows from investing activities:
Acquisition of businesses, net of cash received	-	-	(225,710)	(225,710)
Capital expenditures	-	-	(57,041)	(57,041)
Transfer of cash to trusts for employee health and
severance costs, net of payments out of the trust	-	-	847	847
Other	-	-	(3,389)	(3,389)
Net cash flows from / (used in) investing activities	-	-	(285,293)	(285,293)

Cash flows from financing activities:
Borrowings on line of credit facilities	396,000	-	-	396,000
Payments on line of credit facilities, term A loan and notes payable	(446,000)	-	(39,081)	(485,081)
Payments on long-term borrowings and obligations	(3,193)	-	360	(2,833)
(Decrease) increase in cash overdraft balance	(5,723)	-	274	(5,449)
Payments for Omnicare common stock repurchase	(100,165)	-	-	(100,165)
Payments for stock awards and exercise of stock
options, net of stock tendered in payment	(1,390)	-	-	(1,390)
Excess tax benefits from stock-based compensation	963	-	-	963
Dividends paid	(10,751)	-	-	(10,751)
Other	203,300	-	(203,660)	(360)
Net cash flows from / (used in) financing activities	33,041	-	(242,107)	(209,066)

Effect of exchange rate changes on cash	-	-	(3,196)	(3,196)

Net decrease in cash and cash equivalents	(40,134)	-	(19,224)	(59,358)
Less increase in cash and cash equivalents
of discontinued operations	-	-	176	176
Decrease in cash and cash equivalents
of continuing operations	(40,134)	-	(19,400)	(59,534)
Cash and cash equivalents at beginning of year	191,097	-	83,103	274,200
Cash and cash equivalents at end of year	$150,963	$-	$63,703	$214,666